Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2026
Marketable Securities [Abstract]
Schedule of Company Acquired Equity Securities	The Company acquired equity securities listed in Hong Kong Securities Exchange.
	March 31,
	2025	2026
Cost	$24,757	$25,526
Market value	$25,175	$27,874